Note 22 - Called Up Share Capital - Share Outstanding (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance (in shares)	13,557,376	5,514,375
Issue of new shares (in shares)		8,043,001
Balance (in shares)	13,557,376	13,557,376